Retirement benefit obligations - Principal actuarial assumptions (Details) - Pension plans	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
United Kingdom
Disclosure of defined benefit plans [line items]
Discount rate	5.50%	4.50%	4.80%
Future pension increases	3.00%	3.00%	3.30%
Inflation (RPI)	3.20%	3.10%	3.30%
Inflation (CPI)	2.70%	2.50%	2.30%
Life expectancy at age 60, Male	26 years 7 months 6 days	26 years 10 months 24 days	27 years 4 months 24 days
Life expectancy at age 60, Female	29 years 6 months	29 years 8 months 12 days	30 years 1 month 6 days
Life expectancy at age 60 in 20 years' time, Male	28 years 1 month 6 days	28 years 4 months 24 days	28 years 10 months 24 days
Life expectancy at age 60 in 20 years' time, Female	30 years 10 months 24 days	31 years 1 month 6 days	31 years 6 months
United States of America
Disclosure of defined benefit plans [line items]
Discount rate		5.00%	5.30%
Life expectancy at age 60, Male		25 years	24 years 10 months 24 days
Life expectancy at age 60, Female		27 years 2 months 12 days	27 years 1 month 6 days
Life expectancy at age 60 in 20 years' time, Male		25 years	24 years 10 months 24 days
Life expectancy at age 60 in 20 years' time, Female		27 years 7 months 6 days	27 years 7 months 6 days